ADVANCED SERIES TRUST

AST BlackRock iShares ETF Portfolio

AST Boston Partners Large-Cap Value Portfolio

AST Defensive Asset Allocation Portfolio

AST QMA Emerging Markets Equity Portfolio

AST Schroders Global Tactical Portfolio

Supplement dated February 17, 2017

to the Currently Effective Summary Prospectuses, Prospectus and Statement of Additional Information

This supplement should be read in conjunction with the currently effective Summary Prospectuses of the Portfolios (as defined below) discussed in this supplement, and the Prospectus and Statement of Additional Information for the Advanced Series Trust (the Trust and the series thereof, the Portfolios), and this supplement should be retained for future reference. The Portfolios referenced herein may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus.

At a meeting of the shareholders of each of the Target Funds identified below, each a series of the Trust, held on February 16, 2017, shareholders approved the reorganizations of each Target Fund into a corresponding Acquiring Fund (as provided below), each also a series of the Trust, as outlined below:

Target Fund	Acquiring Fund
AST QMA Emerging Markets Equity Portfolio of Advanced Series Trust	AST AQR Emerging Markets Equity Portfolio of Advanced Series Trust
AST Boston Partners Large-Cap Value Portfolio of Advanced Series Trust	AST Goldman Sachs Large-Cap Value Portfolio of Advanced Series Trust
AST BlackRock iShares ETF Portfolio of Advanced Series Trust	AST Goldman Sachs Multi-Asset Portfolio of Advanced Series Trust
AST Defensive Asset Allocation Portfolio of Advanced Series Trust	AST Preservation Asset Allocation Portfolio of Advanced Series Trust
AST Schroders Global Tactical Portfolio of Advanced Series Trust	AST Prudential Growth Allocation Portfolio of Advanced Series Trust

Pursuant to the reorganizations, the assets and liabilities of each Target Fund will be exchanged for shares of the corresponding Acquiring Fund, and Target Fund shareholders will become shareholders of the corresponding Acquiring Fund. No sales charges will be imposed in connection with the reorganizations. The Acquiring Fund shares to be received by the corresponding Target Fund shareholders in the reorganizations will be equal in value to the Target Fund shares held by such shareholders immediately prior to the reorganizations.

Each reorganization transaction is expected to be completed on or about May 1, 2017.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

ASTSUP13